Schedule of provisions (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Balance	€ 742	€ 609
Derecognition on deconsolidation		(609)
Additions	1,144	742
Balance	€ 1,827	€ 742